Impairment of Securities - Schedule of Temporary Impairment Losses, Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Schedule of Held-to-maturity Securities [Line Items]
Less than 12 Months: Fair Value	$ 27,082	$ 122,065	$ 289,747
Less than 12 Months: Unrealized Losses	270	350	12,422
12 Months or More: Fair Value	196,626	295,912	44
12 Months or More: Unrealized Losses	2,467	4,739	1
Total: Fair Value	223,708	417,977	289,791
Total: Unrealized Losses	2,737	5,089	12,423
Collateralized Mortgage Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less than 12 Months: Fair Value	41	30	4
Less than 12 Months: Unrealized Losses	1	1	1
12 Months or More: Fair Value	5		44
12 Months or More: Unrealized Losses	1		1
Total: Fair Value	46	30	48
Total: Unrealized Losses	2	1	2
Residential Pass-Through Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less than 12 Months: Fair Value		59,993
Less than 12 Months: Unrealized Losses		83
Total: Fair Value		59,993
Total: Unrealized Losses		83
Commercial Pass-Through Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less than 12 Months: Fair Value	13,077	56,234	90,935
Less than 12 Months: Unrealized Losses	203	230	4,716
12 Months or More: Fair Value	24,105	96,937
12 Months or More: Unrealized Losses	414	1,812
Total: Fair Value	37,182	153,171	90,935
Total: Unrealized Losses	617	2,042	4,716
Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Total: Unrealized Losses	2,118	2,963	7,705
Debt Securities [Member] | U.S. Agency Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less than 12 Months: Fair Value			139,699
Less than 12 Months: Unrealized Losses			3,622
12 Months or More: Fair Value	141,936	141,919
12 Months or More: Unrealized Losses	1,394	1,408
Total: Fair Value	141,936	141,919	139,699
Total: Unrealized Losses	1,394	1,408	3,622
Debt Securities [Member] | Obligations of State and Political Subdivisions [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less than 12 Months: Fair Value	13,964	5,808	59,109
Less than 12 Months: Unrealized Losses	66	36	4,083
12 Months or More: Fair Value	30,580	57,056
12 Months or More: Unrealized Losses	658	1,519
Total: Fair Value	44,544	62,864	59,109
Total: Unrealized Losses	$ 724	$ 1,555	$ 4,083